Lease (Details) - Schedule of minimum lease payments $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Minimum Lease Payments Abstract
2023	$ 688
2024	613
2025	568
2026	571
2027 and thereafter	4,533
Total undiscounted lease payments	6,973
Less: imputed interest	(1,780)
Present value of lease liabilities	$ 5,193